Non-operating income (expenses)	12 Months Ended
Dec. 31, 2021
OtherNonoperatingIncomeAndExpense [Abstract]
Non-operating income (expenses)
37.
NON-OPERATING
INCOME (EXPENSES)

(1)	Details of gains or losses on valuation of investments in joint ventures and associates are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Gains on valuation of investments in joint ventures and associates	103,775	125,602	80,268
Reversal of impairment losses of investments in joint ventures and associates	—	—	1,744
Losses on valuation of investments in joint ventures and associates	(16,144)	(23,283)	(7,405)
Impairment losses of investments in joint ventures and associates	(3,634)	(1,242)	(12,411)

Total	83,997	101,077	62,196

(2)	Details of other non-operating income and expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Other non-operating income	68,459	133,195	188,129
Other non-operating expenses	(229,383)	(313,415)	(223,029)

Total	(160,924)	(180,220)	(34,900)

(3)	Details of other non-operating income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Rental fee income	10,106	15,190	15,056
Gains on disposal of investments in joint ventures and associates	—	3,470	70,834
Gains on disposal of premises and equipment, intangible assets and other assets	1,632	9,715	51,083
Reversal of impairment loss of premises and equipment, intangible assets and other assets	103	172	166
Others (*)	56,618	104,648	50,990

Total	68,459	133,195	188,129

(*)	Included 67,427 million Won of profit from bargain purchase for the year ended December 31, 2020.

(4)	Details of other non-operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Depreciation on investment properties	2,225	2,689	2,809
Operating expenses on investment properties	834	762	1,174
Losses on disposal of investment in joint ventures and associates	—	—	174
Losses on disposal of premises and equipment, intangible assets and other assets	3,433	2,717	3,354
Impairment losses of premises and equipment, intangible assets and other assets	28,295	8,763	656
Donation	62,545	44,504	39,335
Others (* )	132,051	253,980	175,527

Total	229,383	313,415	223,029

(*)	Ot h ers i nclude 224,427 million Won and 138,117 million Won of other extraordinary losses related to other provisions or accounts payable for the years ended December 31, 2020 and 2021.